Share-Based Compensation (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation [Abstract]
Expected life (years)	0 years	0 years		5 years
Dividend yield			0.00%	0.00%
Expected volatility				80.00%
Risk free interest rates				1.97%
Weighted average fair value of options at grant date			$ 0.0597	$ 0.0298